Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			10 Months Ended
	Feb. 20, 2022	Jan. 18, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Agreement amount			$ 63,300,000
Share issued (in Shares)		35,000
Fair value per share (in Dollars per share)		$ 336.39
Aggregate fair value of the additional grants			$ 11,800,000
Loan amount	$ 15,000,000
Subsequent event description	At Closing of the Business Combination with Helix, Cormorant has the option to transfer its rights and obligations to Helix and thereby offset its investment commitment with Helix as a PIPE investor. If the Business Combination is terminated and if prior to June 30, 2022, or prior to repayment of the loan, the Company consummates another equity financing round, Cormorant is entitled to convert the loan into the most senior class of equity securities issued by the Company at a price equal to equal to 80% of the subscription price paid by the investors in such financing round.
Fair market value percentage	80.00%